Related Parties and Others	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Parties and Others
28.	Related Parties and Others

(a)	Related parties
Related parties as of December 31, 2020 are as follows:

Classification	Description
Associates(*)	Paju Electric Glass Co., Ltd. and others

Entity that has significant influence over the Controlling Company	LG Electronics Inc.

Subsidiaries of the entity that has significant influence over the Controlling Company	Subsidiaries of LG Electronics Inc.

(*)	Details of associates are described in note 8.

(b)
Significant transactions such as sales of goods and purchases of raw material and outsourcing service and others, which occurred in the normal course of business with related parties for the years ended December 31, 2018, 2019 and 2020 are as follows:

( In millions of won )	2018
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
INVENIA Co., Ltd.	~~W~~	—	30	1,608	58,111	—	896
AVATEC Co., Ltd.		—	530	—	—	71,403	905
Paju Electric Glass Co., Ltd.		—	4,172	364,183	—	—	4,411
WooRee E&L Co., Ltd.		—	—	58	—	—	144
YAS Co., Ltd.		—	—	5,281	143,192	—	3,391
LB Gemini New Growth Fund No. 16(*)		1,112	540	—	—	—	—

	~~W~~	1,112	5,272	371,130	201,303	71,403	9,747

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,215,153	—	36,522	1,041,563	—	127,775
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	71,798	—	—	—	—	103
LG Electronics Vietnam Haiphong Co., Ltd.		173,051	—	—	4,541	—	166
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	223,524	—	—	424	—	1,528
LG Electronics RUS, LLC		106,631	—	—	—	—	2,673
LG Electronics do Brasil Ltda.		192,775	—	—	—	—	350
LG Innotek Co., Ltd.		29,267	—	147,453	—	—	39,136
Qingdao LG Inspur Digital Communication Co., Ltd.		37,738	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		131,970	—	—	—	—	1
LG Electronics Mexicalli, S.A. DE C.V.		187,844	—	—	—	—	210
LG Electronics Mlawa Sp. z o.o.		740,784	—	—	—	—	631
LG Electronics Taiwan Taipei Co., Ltd.		12,746	—	—	—	—	330
LG Hitachi Water Solutions Co., Ltd.		9,100	—	—	304,365	—	8,980
LG Electronics Reynosa, S.A. DE C.V.		1,030,414	—	—	—	—	2,021
LG Electronics Almaty Kazakhstan		3,759	—	—	—	—	42
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	330	26,871	—	7,264
HiEntech Co., Ltd.		—	—	—	22,378	—	29,215
Hientech (Tianjin) Co., Ltd.		—	—	—	92,900	—	23,880
LG Electronics S.A. (Pty) Ltd.		7,244	—	—	—	—	20
LG Electronics Egypt S.A.E.		25,491	—	—	—	—	16
Others		5,195	—	28	15	—	11,480

	~~W~~	2,989,331	—	147,811	451,494	—	128,046

	~~W~~	4,205,596	5,272	555,463	1,694,360	71,403	265,568

(*)	Represents transactions occurred prior to the Group’s disposal of the entire investments.

	2019
	Sales and others			Purchase and others
( In millions of won )			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates
INVENIA Co., Ltd.(*1)	~~W~~	—	180	1,024	45,580	—	297
AVATEC Co., Ltd.		2,639	265	—	—	73,323	891
Paju Electric Glass Co., Ltd.		—	6,057	342,958	—	—	4,416
WooRee E&L Co., Ltd.		—	—	6,441	—	—	5
YAS Co., Ltd.		—	1,000	6,764	102,316	—	3,655
Material Science Co., Ltd.		—	—	59	—	—	313

	~~W~~	2,639	7,502	357,246	147,896	73,323	9,577

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	947,409	—	13,240	815,629	—	153,212
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	87,116	—	—	—	—	194
LG Electronics Vietnam Haiphong Co., Ltd.		277,743	—	—	3,019	—	924
LG Electronics Nanjing New Technology Co., Ltd.		297,033	—	—	31	—	486
LG Electronics RUS, LLC		100,894	—	—	—	—	1,972
LG Electronics do Brasil Ltda.	~~W~~	145,546	—	—	—	—	289
LG Innotek Co., Ltd.		7,572	—	53,886	—	—	79,162
Qingdao LG Inspur Digital Communication Co., Ltd.		22,563	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		41,858	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		114,520	—	—	—	—	85
LG Electronics Mlawa Sp. z o.o.		618,715	—	—	—	—	1,967
LG Hitachi Water Solutions Co., Ltd.(*2)		—	—	—	79,986	—	—
LG Electronics Reynosa, S.A. DE C.V.		722,194	—	—	—	—	1,155
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	444	14,527	—	88
HiEntech Co., Ltd.(*2)		47	—	—	7,264	—	21,576
HiEntech (Tianjin) Co., Ltd.(*2)		—	—	—	32,335	—	15,423
LG Electronics Egypt S.A.E.		97,359	—	—	—	—	241
LG Electronics Alabama Inc.		12,869	—	—	—	—	—
LG Electronics Japan, Inc.		—	—	—	14	—	6,236
P.T. LG Electronics Indonesia		11,200	—	—	—	—	176
Others		12,564	—	—	33	—	6,996

	~~W~~	2,569,793	—	54,330	137,209	—	136,970

	~~W~~	3,519,841	7,502	424,816	1,100,734	73,323	299,759

(*1)	Represents transactions occurred prior to the Group’s disposal of the entire investments
(*2)	Represents transactions occurred prior to LG Electronics Inc.’s disposal of the entire investments.

	2020
	Sales and others			Purchase and others
( In millions of won )			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
AVATEC Co., Ltd.	~~W~~	22	200	80	—	74,070	1,112
Paju Electric Glass Co., Ltd.		—	7,739	299,737	—	—	2,862
WooRee E&L Co., Ltd.		—	—	13,857	—	—	35
YAS Co., Ltd.		—	300	6,648	22,603	—	3,790
Material Science Co., Ltd.		—	—	93	—	—	—

	~~W~~	22	8,239	320,415	22,603	74,070	7,799

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	647,329	—	19,810	233,504	—	141,191
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	53,441	—	—	—	—	173
LG Electronics Vietnam Haiphong Co., Ltd.		332,977	—	—	—	—	1,138
LG Electronics Nanjing New Technology Co., Ltd.		439,674	—	—	—	—	1,333
LG Electronics RUS, LLC		95,465	—	—	—	—	303
LG Electronics do Brasil Ltda.	~~W~~	111,710	—	—	—	—	230
LG Innotek Co., Ltd.		5,321	—	25,012	—	—	76,530
Qingdao LG Inspur Digital Communication Co., Ltd.		7,298	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		145,032	—	—	—	—	52
LG Electronics Mlawa Sp. z o.o.		729,135	—	—	—	—	1,188
LG Electronics Reynosa, S.A. DE C.V.		780,710	—	—	—	—	1,044
LG Electronics Egypt S.A.E.		69,853	—	—	—	—	375
LG Electronics Japan, Inc.		—	—	—	33	—	5,635
P.T. LG Electronics Indonesia		157,820	—	—	—	—	164
Others		5,030	—	229	—	—	7,632

	~~W~~	2,933,466	—	25,241	33	—	95,797

	~~W~~	3,580,817	8,239	365,466	256,140	74,070	244,787

(c)	Trade accounts and notes receivable and payable as of December 31, 2019 and 2020 are as follows:

	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
( In millions of won )	December 31, 2019		December 31, 2020	December 31, 2019	December 31, 2020
Associates
AVATEC Co., Ltd.	~~W~~		—	1,029	2,714
Paju Electric Glass Co., Ltd.		—	—	62,853	84,095
WooRee E&L Co., Ltd.		—	—	1,888	3,637
YAS Co., Ltd.		—	—	27,489	18,126
Material Science Co., Ltd.		—	—	8	—

	~~W~~		—	93,267	108,572

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	209,939	94,193	157,713	88,629
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	6,113	3,697	—	—
LG Electronics Vietnam Haiphong Co., Ltd.		47,740	36,417	75	16
LG Electronics Nanjing New Technology Co., Ltd.		55,343	88,075	49	83
LG Electronics RUS, LLC		17,600	10,295	83	—
LG Electronics do Brasil Ltda.		14,805	7,481	26	14
LG Innotek Co., Ltd.		267	227	36,426	31,309
LG Electronics Mexicali, S.A. DE C.V.	~~W~~	11,195	20,969	17	15
LG Electronics Mlawa Sp. z o.o.	~~W~~	124,390	89,481	75	10
LG Electronics Reynosa, S.A. DE C.V.		82,927	70,555	62	50
LG Electronics Egypt S.A.E.		9,432	13,359	—	—
Qingdao LG Inspur Digital Communication Co., Ltd.		7,221	—	—	—
P.T. LG Electronics Indonesia		7,696	48,677	16	—
Others		2,452	804	3,548	2,062

	~~W~~	387,181	390,037	40,377	33,559

	~~W~~	597,120	484,230	291,357	230,760

(d)
Details of significant financing transactions such as grants and collection of loans, which occurred in the normal course of business with related parties for the years ended December 31, 2019 is as follows:

(In millions of won)
	Loans(*1)
Associates	January 1, 2019		Increase	Decrease(*2)	December 31, 2019
INVENIA Co., Ltd.	~~W~~	2,000	1,000	(3,000)	—

(*1)	Loans are presented based on nominal amounts.
(*2)	Excluded from related parties due to disposal of equity investments during the year ended December 31, 2019.

(e)	Key management personnel compensation
Compensation costs of key management for the years ended December 31, 2018, 2019 and 2020 are as follows:

(In millions of won)
	2018		2019	2020
Short-term benefits	~~W~~	2,622	2,664	2,233
Expenses related to the defined benefit plan		794	553	346

	~~W~~	3,416	3,217	2,579

Key management refers to the registered directors who have significant control and responsibilities over the Controlling Company’s operations and business.